Class G [Member] Average Annual Total Returns - Class G	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class G Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.85%	14.40%	14.80%
Class G Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.26%	13.86%	14.23%
Class G Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.82%	11.42%	12.29%